Financial risk management - Summary of Analysis of Net Debt (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Analysis Of Net Debt [Line Items]
Lease liabilities – repayable within one year	¥ (8,061)	¥ (4,216)
Lease liabilities – repayable after one year	(12,396)	(14,390)
Cash and cash equivalents	8,726	3,665	¥ 2,124
Net debt	¥ (11,731)	¥ (14,941)